METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                (formerly, Cova Financial Life Insurance Company)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                 (formerly, Cova Variable Annuity Account Five)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company of California as of the date of this supplement. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account Five.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement, if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is available for investment under your contract.


Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio


3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:

                                                           Management        Other             Total Annual
                                                           Fees*             Expenses*         Expenses
                                                         (after fee         (after Expense    (after Expense
                                                          waiver for         Reimbursement     Reimbursement
                                                          certain            for certain       for certain
                                                          Portfolios)        Portfolios)       Portfolios)
J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90


*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio and 1.05% for the J.P. Morgan International Equity Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, 0.96% for the Lord Abbett Mid-Cap Value Portfolio and 1.09% for the Lord Abbett Developing Growth Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets regardless of whether you surrender your contract at the end of each time period:


                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               $72.40     $103.64       $136.88      $229.78


J.P. Morgan Small Cap Stock Portfolio            $76.39     $115.77       $157.40      $272.20


J.P. Morgan Enhanced Index Portfolio             $72.88     $105.09       $139.35      $234.93


J.P. Morgan Select Equity Portfolio              $73.16     $105.96       $140.83      $238.01


J.P. Morgan International Equity Portfolio       $76.68     $116.64       $158.85      $275.16


Lord Abbett Bond Debenture Portfolio             $73.35     $106.54       $141.81      $240.06


Lord Abbett Mid-Cap Value Portfolio              $75.25     $112.32       $151.58      $260.28


Lord Abbett Growth and Income Portfolio          $72.78     $104.80       $138.86      $233.91


Lord Abbett Developing Growth Portfolio          $75.25     $112.32       $151.58      $260.28


5. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1)dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2)multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:



AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                          $10.00
End of Period                                $10.08
Number of Accum. Units Outstanding            9,409

AIM V.I. International Equity Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 8.90
Number of Accum. Units Outstanding             127

AIM V.I. Value Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 9.10
Number of Accum. Units Outstanding           17,947

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                          $10.00
End of Period                                $10.17
Number of Accum. Units Outstanding           7,030

Mid-Cap Value Sub-Account
Beginning of Period                          $10.00
End of Period                                $13.58
Number of Accum. Units Outstanding           1,260

Large Cap Research Sub-Account
Beginning of Period                          $10.00
End of Period                                $11.44
Number of Accum. Units Outstanding            66

Developing Growth Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 8.27
Number of Accum. Units Outstanding              48

Lord Abbett Growth and Income
Sub-Account
Beginning of Period                          $10.00
End of Period                                $11.56
Number of Accum. Units Outstanding           8,907

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                          $10.00
End of Period                                $10.73
Number of Accum. Units Outstanding             39

Small Cap Stock Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 8.33
Number of Accum. Units Outstanding            5,083

International Equity Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 8.53
Number of Accum. Units Outstanding            6,624

Quality Bond Sub-Account
Beginning of Period                          $10.00
End of Period                                $10.54
Number of Accum. Units Outstanding             10

Large Cap Stock Sub-Account
Beginning of Period                          $10.00
End of Period                                $10.20
Number of Accum. Units Outstanding            7,575


GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
Money Market Sub-Account

Beginning of Period                          $10.00
End of Period                                $10.35
Number of Accum. Units Outstanding              10


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES Managed by Franklin Advisers, Inc.

Franklin  Large Cap Growth Securities Sub-Account
Beginning of Period                          $10.00
End of Period                                $10.72
Number of Accum. Units Outstanding           5,155

Franklin Small Cap Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 9.00
Number of Accum. Units Outstanding             35

Templeton Global Income Securities Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 9.85
Number of Accum. Units Outstanding             10


Managed by Templeton Investment Counsel, Inc.

Templeton International Securities Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 9.84
Number of Accum. Units Outstanding              10


Managed by Templeton Global Advisors Limited

Templeton Growth Securities Sub-Account
Beginning of Period                          $10.00
End of Period                                $ 9.85
Number of Accum. Units Outstanding            4,024


8.  The following replaces Appendix C - Performance Information:



APPENDIX


PERFORMANCE INFORMATION
FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.


o Column A presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the maximum sales charge (which is equal to 5.75% of the gross purchase payment), and the fees and expenses of the investment portfolio. The performance shown in Column A is standardized average annual total return performance calculated according to SEC requirements.

o Column B presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the minimum sales charge (which is equal to 1.00% of the gross purchase payment) and the fees and expenses of the investment portfolio.

o Column C presents performance figures for the accumulation units which reflect the mortality and expense risk charge as well as the expenses of the investment portfolio.

o The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio (except as noted).





Average Annual Total Return for the periods ended September 30, 2000:
AIM Variable Insurance Funds

------------------------------------------------------------------------------------------------------------------------------------

                                                                      Accumulation Unit Performance
                                               Column A (reflects            Column B (reflects                  Column C
                                             all charges (assuming       all charges (assuming             (reflects mortality and
                                              maximum sales charge)        minimum sales charge)          expense risk charge and
                                             and portfolio expenses)       and portfolio expenses)          portfolio expenses)

------------------------------------------------------------------------------------------------------------------------------------

                             Separate Account
                             Inception Date                Since                       Since                           Since
Portfolio                    in Portfolio     1 yr         inception        1 yr       inception            1 yr       inception
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital
      Appreciation Fund      12/31/97         45.25%        24.25%       52.67%        26.59%           54.22%          27.05%
   AIM V.I. International
      Equity Fund            12/31/97          8.74%        11.55%       14.33%        13.66%           15.48%          14.08%
   AIM V.I. Value Fund       12/31/97          2.82%        15.29%        8.10%        17.46%            9.20%          17.89%
------------------------------------------------------------------------------------------------------------------------------------


Met Investors Series Trust(1)

------------------------------------------------------------------------------------------------------------------------------------

                                                                           Accumulation Unit Performance
                                                    Column A (reflects           Column B (reflects                Column C
                                                   all charges (assuming        all charges (assuming       (reflects mortality and
                                                   maximum sales charge)       minimum sales charge)        expense risk charge and
                                                  and portfolio expenses)      and portfolio expenses)        portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                 Separate Account             10 years or                    10 years or                 10 years or
                                 Inception Date                Since                           Since                       Since
Portfolio                        in Portfolio       1 yr 5 yrs inception         1 yr    5 yrs inception     1 yr   5 yrs inception
------------------------------------------------------------------------------------------------------------------------------------

   J.P. Morgan Select
      Equity Portfolio            5/15/96           7.04%  n/a     13.59%     12.54%   n/a    14.96%      13.68%     n/a   15.22%

   J.P. Morgan Small Cap
      Stock Portfolio             5/15/96           29.79% n/a     11.48%     36.43%   n/a    12.84%      37.81%     n/a   13.10%

   J.P. Morgan International
      Equity Portfolio            5/14/96           -3.20%   n/a    7.08%      1.78%   n/a     8.38%       2.81%     n/a    8.63%

   J.P. Morgan Quality Bond
      Portfolio                   5/20/96           -0.32%   n/a    3.87%      4.81%   n/a     5.16%       5.86%     n/a    5.40%
   J.P. Morgan Enhanced Index
      Portfolio (formerly Large
      Cap Stock)                  5/16/96            0.08%   n/a   17.48%      5.23%   n/a    18.89%        6.29%    n/a   19.16%
   Lord Abbett Bond Debenture
      Portfolio                   5/20/96            0.65%   n/a    6.93%      5.83%   n/a     8.24%        6.90%    n/a    8.49%
   Lord Abbett Mid-Cap Value
      Portfolio                   11/7/97           27.16%   n/a   11.19%     33.68%   n/a    13.20%       35.03%    n/a   13.60%
   Lord Abbett Developing
      Growth Portfolio            11/7/97           -0.66%   n/a    3.56%      4.46%   n/a     5.44%        5.51%    n/a    5.80%
   Lord Abbett Growth and
      Income Portfolio (2)        7/20/95           9.14%  14.34%  14.72%     14.75% 15.54%   15.90%      15.91%   15.77%  16.12%
------------------------------------------------------------------------------------------------------------------------------------



APPENDIX
PERFORMANCE INFORMATION (continued)
General American Capital Company

------------------------------------------------------------------------------------------------------------------------------------

                                                                           Accumulation Unit Performance

                                                    Column A (reflects           Column B (reflects                Column C
                                                   all charges (assuming        all charges (assuming       (reflects mortality and
                                                   maximum sales charge)       minimum sales charge)        expense risk charge and
                                                  and portfolio expenses)      and portfolio expenses)        portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                              Inception Date                  Since                         Since                        Since
Portfolio                     in Portfolio          1 yr      inception         1 yr        inception         1 yr       inception
------------------------------------------------------------------------------------------------------------------------------------

   Money Market Fund          6/3/96               -0.52%      2.63%             4.59%        4.54%           5.65%       4.91%
APPENDIX
PERFORMANCE INFORMATION (continued)
Franklin  Templeton  Variable  Insurance  Products Trust,  Class 1 Shares

------------------------------------------------------------------------------------------------------------------------------------

                                                                           Accumulation Unit Performance

                                                    Column A (reflects           Column B (reflects                Column C
                                                   all charges (assuming        all charges (assuming       (reflects mortality and
                                                   maximum sales charge)       minimum sales charge)        expense risk charge and
                                                  and portfolio expenses)      and portfolio expenses)        portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date               Since                         Since                        Since
Portfolio                        in Portfolio       1 yr      inception         1 yr        inception         1 yr       inception
------------------------------------------------------------------------------------------------------------------------------------

   Franklin Small Cap Fund (3)   3/1/99             49.64%      50.25%           57.29%      55.05%           58.88%       56.03%

   Franklin Large Cap Growth
      Securities Fund (4)        3/1/99             26.73%      20.82%           33.22%      24.73%           34.57%       25.52%

   Templeton International
      Securities Fund (5)        9/21/98             2.15%       1.86%            7.40%       4.41%            8.49%        4.93%
   Templeton Growth
      Securities Fund (6)        3/2/99            -13.07%        -3.12%         -8.58%      -0.10%           -7.66%        0.51%
   Templeton Global Income
      Securities Fund (7)        3/1/99             -9.70%      -7.60%           -5.04%      -4.57%           -4.09%       -3.96%

------------------------------------------------------------------------------------------------------------------------------------

(1) As described elsewhere herein, effective on as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from July 20, 1995 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.


(3) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

(4) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance of the Franklin Large Cap Growth Securities Fund.

(5) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(6) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.

(7) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance of the Templeton Global Income Securities Fund.


APPENDIX
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE



Shares of certain portfolios have been offered prior to the time the Separate Account first invested in them and therefore have an investment performance history. In order to show how investment performance of certain portfolios affect accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the portfolio and the accumulation unit performance calculated by assuming that accumulation units were invested in the portfolio for the same periods.

o The performance figures in Column A for the portfolio reflect the fees and expenses paid by the portfolio.

o Column B presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the maximum sales charge (which is equal to 5.75% of the gross purchase payment) and the expenses of the portfolio.

o Column C presents performance figures for the accumulation units which reflect the mortality and expense risk charge, the contract maintenance charge, the minimum sales charge (which is equal to 1.00% of the gross purchase payment) and the expenses of the portfolio.

o Column D presents performance figures for the accumulation units which reflect the mortality and expense risk charge as well as the fees and expenses of the portfolio.



Average Annual Total Return for the periods ended September 30, 2000:
AIM Variable Insurance Funds

------------------------------------------------------------------------------------------------------------------------------------


                                      Fund Performance                          Accumulation Unit Performance

                                      Column A (reflects      Column B (reflects       Column C (reflects            Column D
                                      fees and expenses    all charges (assuming     all charges (assuming  (reflects mortality and
                                          paid by the        maximum sales charge)   minimum sales charge)   expense risk charge and
                                        portfolio only)     and portfolio expenses)  and portfolio expenses)    portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio
                           Inception             Since                    Since                     Since                  Since
Portfolio                  Date    1 yr  5 yrs inception  1 yr  5 yrs   inception    1 yr  5 yrs  inception  1 yr  5 yrs inception
------------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital
      Appreciation Fund    5/5/93 55.39% 20.47%  22.07%   45.25%  17.98%  20.02%   52.67%   19.24%  20.89%  54.22%   19.48%   21.05%
   AIM V.I. International
      Equity Fund          5/5/93 17.66% 14.42%  13.86%    8.74%  11.81%  11.77%   14.33%   13.00%  12.59%  15.48%   13.22%   12.74%
   AIM V.I. Value Fund     5/5/93 10.04% 17.64%  19.42%    2.82%  15.21%  17.42%    8.10%   16.44%  18.26%   9.20%   16.67%   18.43%
------------------------------------------------------------------------------------------------------------------------------------


APPENDIX
PERFORMANCE INFORMATION (continued)
Met Investors Series Trust (1)

------------------------------------------------------------------------------------------------------------------------------------


                                       Fund Performance                         Accumulation Unit Performance

                                      Column A (reflects      Column B (reflects       Column C (reflects            Column D
                                     fees and expenses       all charges (assuming   all charges (assuming   (reflects mortality and
                                          paid by the        maximum sales charge)   minimum sales charge)   expense risk charge and
                                        portfolio only)     and portfolio expenses)  and portfolio expenses)    portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio           10 years or             10 years or              10 years or            10 years or
                           Inception             Since                    Since                   Since                  Since
Portfolio                  Date      1 yr  5 yrs inception  1 yr  5 yrs   inception  1 yr  5 yrs  inception  1 yr  5 yrs inception
------------------------------------------------------------------------------------------------------------------------------------

   J.P. Morgan Select
     Equity Portfolio      5/1/96    14.53%   n/a  16.20%    7.04%   n/a  13.64%   12.54%   n/a   15.00%   13.68%   n/a   15.26%

   J.P. Morgan Small
     Cap Stock Portfolio   5/1/96    38.91%   n/a  14.89%   29.79%   n/a  12.18%   36.43%   n/a   13.54%   37.81%   n/a   13.80%
   J.P. Morgan
     International
     Equity Portfolio      5/1/96     3.63%   n/a   9.19%   -3.20%   n/a   6.83%    1.78%   n/a    8.13%    2.81%   n/a    8.37%

   J.P. Morgan Quality
     Bond Portfolio        5/1/96     6.54%   n/a   6.30%   -0.32%   n/a   3.95%   4.81%    n/a    5.22%    5.86%   n/a    5.46%

   J.P. Morgan Enhanced
     Index Portfolio
     (formerly Large Cap
     Stock Portfolio)      5/1/96     7.14%   n/a  20.36%    0.08%   n/a  17.68%    5.23%   n/a   19.07%    6.29%   n/a   19.35%

   Lord Abbett Bond
     Debenture Portfolio   5/1/96     7.67%   n/a   9.40%    0.65%   n/a   6.99%    5.83%   n/a    8.28%    6.90%   n/a    8.53%
   Lord Abbett Mid-Cap
     Value Portfolio       8/20/97   36.10%   n/a  13.63%   27.16%   n/a  10.45%   33.68%   n/a   12.34%   35.03%   n/a   12.70%

   Lord Abbett Developing
     Growth Portfolio      8/20/97    6.29%   n/a   8.95%   -0.66%   n/a   5.90%    4.46%   n/a    7.72%    5.51%   n/a    8.07%

   Lord Abbett Growth and
   Income Portfolio (2)   12/11/89   16.81% 16.74%  17.75%   9.14% 14.34% 16.02%   14.75% 15.54%   16.65%  15.91% 15.77%  16.76%

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



APPENDIX
PERFORMANCE INFORMATION (continued)
General American Capital Company

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                                      Fund Performance                           Accumulation Unit Performance

                                      Column A (reflects      Column B (reflects       Column C (reflects)           Column D
                                     fees and expenses       all charges (assuming    all charges (assuming  (reflects mortality and
                                          paid by the        maximum sales charge)   minimum sales charge)   expense risk charge and
                                        portfolio only)     and portfolio expenses)  and portfolio expenses)    portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio
                           Inception
Portfolio                  Date      1 yr  5 yrs 10 yrs or   1 yr  5 yrs    10 yrs or    1 yr  5 yrs 10 yrs or  1 yr 5 yrs 10 yrs or
                                                 since                      since                    since                  since
                                                 inception                  inception                inception             inception

------------------------------------------------------------------------------------------------------------------------------------

   Money Market Fund       10/1/87  6.22%  5.65%  5.20%   -0.52%  3.49%    3.64%        4.59%   4.61%  4.24%    5.65%  4.83%  4.34%
------------------------------------------------------------------------------------------------------------------------------------




APPENDIX
PERFORMANCE INFORMATION (continued)
Franklin  Templeton  Variable  Insurance  Products Trust,  Class 1 Shares

------------------------------------------------------------------------------------------------------------------------------------


                                       Fund Performance                          Accumulation Unit Performance

                                      Column A (reflects      Column B (reflects       Column C (reflects            Column D
                                       fees and expenses    all charges (assuming   all charges (assuming   (reflects mortality and
                                          paid by the        maximum sales charge)   minimum sales charge)   expense risk charge and
                                        portfolio only)     and portfolio expenses)  and portfolio expenses)    portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                           Portfolio               10 yrs or               10 yrs or                  10 yrs or            10 yrs or
                           Inception               Since                    Since                     Since                  Since
Portfolio                  Date      1 yr  5 yrs   inception  1 yr  5 yrs   inception    1 yr  5 yrs  inception 1 yr 5 yrs inception
------------------------------------------------------------------------------------------------------------------------------------
   Templeton International
      Securities Fund (3)  5/1/92     9.26%  13.41%  13.38%   2.15%   11.08%  11.58%    7.40%   12.26%  12.31%  8.49%  12.49% 12.44%
   Templeton Growth
      Securities Fund (4)  3/15/94    7.63%  11.84%  11.44% -13.07%     6.38%   7.03%   -8.58%   7.52%   7.92%  -7.66%  7.73%  8.09%
   Templeton Global Income
      Securities Fund (5)  1/24/89   -3.24%   2.93%   4.98%   -9.70%    0.76%   3.39%   -5.04%   1.85%   3.98%  -4.09%  2.05%  4.09%
   Franklin Small
      Cap Fund (6)         11/1/95   72.69%  n/a     27.03%   49.64%   n/a     22.51%   57.29%   n/a     23.82%  58.88% n/a   24.08%
   Franklin Large Cap Growth
      Securities Fund (7)  5/1/96    43.81%  n/a     22.95%   26.73%   n/a     18.65%   33.22%   n/a     20.07%  34.57% n/a   20.34%

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


(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.


(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(3) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

(4) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth Securities Fund.

(5) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Global Income Securities Fund.

(6) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

(7) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance and inception date of the Franklin Large Cap Growth Securities Fund.


CC-7047 (2/01)